UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22282

Cook & Bynum Funds Trust

(Exact name of Registrant as Specified in Charter)

820 Shades Creek Parkway, Suite 2450

Birmingham, AL 35209

(Address of Principal Executive Office)

205-994-2815

(Registrant’s Telephone Number, including Area Code)

Mr. J. Dowe Bynum

820 Shades Creek Parkway, Suite 2450

Birmingham, AL 35209

(Name and Address of Agent for Service)

With copies to:

David J. Baum, Esq.

Alston & Bird LLP

950 F Street, N.W.

Washington, DC 20004

Date of fiscal year end: September 30

Date of reporting period: October 1 – December 31, 2011

Item 1. Schedule of Investments.

THE COOK & BYNUM FUND

Schedule of Investments as of December 31, 2011 (Unaudited)

Description	Shares	Value
DOMESTIC COMMON STOCKS (56.5%)
Department Stores (1.5%)
Sears Holdings Corp.(1)	27,960	$888,569

Diversified Companies (11.2%)
Berkshire Hathaway, Inc. - Class B(1)	88,500	6,752,550

General Merchandise Stores (18.5%)
Wal-Mart Stores, Inc.	186,600	11,151,216

Household/Cosmetic Products Manufacturing (5.3%)
The Procter & Gamble Co.	48,000	3,202,080

Snack Food Manufacturing (5.0%)
Kraft Foods, Inc. - Class A	79,900	2,985,064

Soft Drink Manufacturing (5.0%)
The Coca-Cola Co.	42,840	2,997,515

Software Publishers (10.0%)
Microsoft Corp.	232,900	6,046,084

TOTAL DOMESTIC COMMON STOCKS (Cost $32,180,975)		$34,023,078

FOREIGN COMMON STOCKS (10.8%)
Department Stores (0.1%)
Sears Canada, Inc.(1)	3,391	$34,750

General Merchandise Stores (1.6%)
Wal-Mart de Mexico SAB de CV MX	360,000	986,248

Soft Drink Bottling and Distribution (9.1%)
Arca Continental SAB de CV	1,288,727	5,487,484

TOTAL FOREIGN COMMON STOCKS (Cost $3,171,062)		$6,508,482

Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (20.0%)
U.S. Treasury Bills (20.0%)
DN, 0.000%(2), 3/8/12	$12,000,000	$11,999,676

TOTAL SHORT-TERM INVESTMENTS (Cost $12,000,223)		$11,999,676

TOTAL INVESTMENTS (87.3%) (Cost $47,352,260)		$52,531,236
TOTAL CASH (1.6%)		993,112
TOTAL OTHER ASSETS LESS LIABILITIES (11.1%)(3)		6,660,590

NET ASSETS (100.0%)		$60,184,938

(1)	Non-income producing security.
(2)	Less than 0.0005%.
(3)	Includes cash receivable due from broker for trades that have not yet settled.

Common Abbreviations:

DN - Discount Note

MX - Mexican Issuers

SAB de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2011 (unaudited)

1. ORGANIZATION

The Cook & Bynum Fund (the “Fund”) was organized as a non-diversified series of the Cook & Bynum Funds Trust (the “Trust”) on March 18, 2009. The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 18, 2009 (the “Trust Agreement”). The affairs of the Trust are managed by a Board of Trustees (the “Board”). The investment adviser to the Fund is Cook & Bynum Capital Management, LLC (the “Adviser”). The Board has delegated the day-to-day operations of the Fund to the Adviser, which operates the Fund under the Board’s general supervision. The Fund’s investment objective is long-term growth of capital.

The Trust’s Declaration of Trust permits the Board to issue an unlimited number of shares of beneficial interest. The Board has the power to designate one or more separate and distinct series and/or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Trust.

2. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

A. Security Valuation: Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. To the extent domestic and foreign equity securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities and are categorized in Level 2 of the fair value hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium, and are categorized in Level 2 of the fair value hierarchy.

Securities and other assets for which quotations are not readily available, or are deemed unreliable, are valued at their fair value using methods determined by the Board of Trustees and/or its designee. The Valuation Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which the Fund’s net asset value is calculated. In either of these cases, the security will be categorized in Level 2 or Level 3 of the fair value hierarchy. In each case where a pricing service cannot or does not provide a validation for a particular security, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

B. Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

C. Fair Value Measurements: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

¡	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

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Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

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Level 3 - Significant unobservable prices or inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Investments in Securities at Value(1)	Level 1 - Quoted Prices(2)	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs(2)	TOTAL
Domestic Common Stocks	$34,023,078	$ -	$ -	$34,023,078
Foreign Common Stocks	6,508,482	-	-	6,508,482
U.S. Treasury Bills	-	11,999,676	-	11,999,676
TOTAL	$40,531,560	$11,999,676	$ -	$52,531,236

(1)	For detailed industry descriptions, see the accompanying Schedule of Investments.
(2)	The Fund did not hold any derivative instruments at any time during the period.

During the period ended December 31, 2011, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1 and Level 2 as of the end of the reporting period. All securities of the Fund were valued using Level 1 and Level 2 inputs during the period ended December 31, 2011. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) is not applicable for this Fund.

D. Security Transactions, Investment Income and Other: Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E. Federal Income Taxes: It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2011, net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$6,540,743
Gross depreciation (excess of tax cost over value)	(1,429,229)

Net unrealized appreciation	5,111,514

Total cost for federal income tax purposes	$47,419,722

3. NON-DIVERSIFICATION AND FOREIGN SECURITY RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

4. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

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New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years and only as short-term capital losses, irrespective of the character of the original loss.

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The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of paythrough income and gains.

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Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COOK & BYNUM FUNDS TRUST

By:	/s/ Richard P. Cook
Richard P. Cook
President (Principal Executive Officer)

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard P. Cook
Richard P. Cook
President (Principal Executive Officer)

Date:	February 28, 2012

By:	/s/ Lauren Johnson
Lauren Johnson
Treasurer (Principal Financial Officer)

Date:	February 28, 2012